UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Cboe Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Cboe Vest Funds”)

ANNUAL REPORT

The Cboe Vest Family of Funds

Cboe Vest US Large Cap 10% Buffer Strategies Fund*

Cboe Vest US Large Cap 20% Buffer Strategies Fund**

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund

For the year ended October 31, 2022

*Formerly, Cboe Vest S&P 500® Buffer Strategy Fund

**Formerly, Cboe Vest S&P 500® Enhanced Growth Strategy Fund

ANNUAL REPORT

The Cboe Vest Family of Funds

Dear Shareholder:

We are pleased to present the Cboe Vest Funds’ Annual Report to Shareholders for the fiscal year ending October 31, 2022. Below is this year’s performance for our Funds:

For the one-year period ending October 31, 2022, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest US Large Cap 10% Buffer Strategies Fund returned -8.42%, compared to -6.54% for the CBOE S&P 500® Buffer Protect Balanced Series Index (SPRO)1.

For the one-year period ending October 31, 2022, the NAV per Institutional Class Share of the Cboe Vest US Large Cap 20% Buffer Strategies Fund returned -5.41%. This Fund implemented a strategy change on February 25, 2022, thus the return for the period is the result of adhering to the old strategy from October 31, 2021 through February 25, 2022, and the new strategy from February 25, 2022 through October 31, 2022.

For the one-year period ending October 31, 2022, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund returned -4.77%, compared with -3.90% for the CBOE S&P 500® Dividend Aristocrats Target Income Index (SPAI)2.

For the one-year period ending October 31, 2022, the NAV per Institutional Class Share of the Cboe Vest Bitcoin Strategy Managed Volatility Fund returned -53.08%, compared with -68.18% for the Horizons Bitcoin Front Month Rolling Futures Index ER3.

1The balanced series is a composite of the 12 monthly series, where each monthly series is allocated on an equal weight basis at each monthly roll date.

2Designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat index.

3The Index is designed to measure the performance of the CME front month Bitcoin (BTC) future and rolls the exposure over five days from the Active Contract into the Next Active Contract.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedOctober 31, 2022

For the periods ending October 31, 2022, the variances between the Funds’ performances and their benchmark indices’ performances are attributed as follows:

Cboe Vest Mutual Funds Performance Information
Fiscal Year 2022 (10/31/21 - 10/31/22)

							YTD Sources of Variance
Fund Name	Ticker	Benchmark	Inception	YTD Fund NAV Performance (Total Return) [G]	YTD Benchmark Performance (Total Return) [H]	YTD Variance (Total Return) [I]	YTD Expense Accrual [J]	YTD Commission Cost [K]	YTD Other Sources* [L]
Cboe Vest US Large Cap 10% Buffer Strategies Fund**	BUIGX	SPRO	8/24/16	-8.42%	-6.54%	-1.88%	-0.95%	-0.09%	-0.84%
Cboe Vest US Large Cap 20% Buffer Strategies Fund***	ENGIX	***	12/21/16	-5.41%	***	***	***	***	***
Cboe Vest S&P 500® Dividend Aristocrats Target Income	KNGIX	SPAI	9/11/17	-4.77%	-3.90%	-0.87%	-0.95%	-0.04%	0.12%
Cboe Vest Bitcoin Target Volatility Strategy Fund	BTCVX	HBITCNER****	8/13/21	-53.08%	-68.18%	15.10%	-0.99%	-0.43%	16.52%

Cboe Vest US Large Cap 20% Buffer Strategies Fund***
10/31/21 - 02/25/22	ENGIX	SPEN	12/21/16	-3.76%	-2.48%	-1.28%	-0.15%	-0.04%	-1.09%
02/25/22 - 10/31/2022	ENGIX	MQUSLBLR	12/21/16	-1.73%	-1.13%	-0.60%	-0.56%	-0.07%	0.03%

*Other sources of variance are primarily due to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the fund and the index.

**On 2/25/22 the fund name changed from Cboe Vest S&P 500 Buffer Fund to Cboe Vest US Large Cap 10% Buffer Strategies Fund.

***On 2/25/22 the benchmark changed from SPEN (Cboe S&P 500® Enhanced Growth Index Balanced Series) to MQUSLBLR,(MerQube US 20% Buffer Laddered Index) and the name changed from Cboe Vest S&P 500 Buffer Protect Fund to Cboe Vest US Large Cap 20% Buffer Strategies Fund. See below for performance before and after the change.

****Prospectus does not provide a benchmark. The benchmark above is the Horizons Bitcoin Front Month Rolling Futures Index ER.

Past performance is not a guarantee or indicative of future investment results.

Stock Market Performance

For the one-year period ending October 31, 2022, the S&P 500® Index lost 14.61%. Four of the eleven sectors within the S&P 500® Index were up during the period. The top three sectors were Energy, Consumer Staples, and Utilities, returning 64.3%, 4.9%, and 2.9%, respectively. The bottom three sectors were Communication Services, Consumer Discretionary, and Real Estate, returning -40.6%, -28.5%, and -20.7%, respectively.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedOctober 31, 2022

Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, underperformed mid-cap stocks, but overperformed small-cap stocks. For the one-year period ending October 31, 2022, the S&P 400® Midcap Index4 returned -11.58%, while the Russell 2000® Small-Cap Index5 returned -18.56%.

For the period ending October 31, 2022, the S&P 500® Index produced a dividend yield of 1.3%, which trailed the average 10-Year US Treasury note yield of 2.6% by 1.3%. During the same period, the 10-Year Treasury yield rose from 1.6% at the beginning of the period to 4.1% at the end.

The Cboe Vest US Large Cap 10% Buffer Strategies Fund

The Cboe Vest US Large Cap 10% Buffer Strategies Fund outperformed the S&P 500® Index by 6.19% for the period. The Fund holds twelve laddered one-year 10% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, Cboe Vest US Large Cap 10% Buffer Strategies Fund’s performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500® Index was already up by an average of 12.67% when the fiscal year began (i.e., from tranche inception through 10/31/21.) This ranged from +2% to +29% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 10/31/21 to tranche close), on average the S&P 500® Index was down 8.34%. This ranged from -20% to +2% across these 12 tranches. Of these 12 tranches, three closed out at their caps, three closed out in the upside participation zone (i.e., where the S&P 500® Index returned between 0% and the cap), three closed out in the buffer zone (i.e., where the S&P 500® Index returned between -10% and 0%), and three closed out below the buffer zone (i.e., where the S&P 500® Index returned less than -10%.).

For the other twelve tranches, those opened during the current fiscal year, on average the S&P 500® Index was down 7.62% from the tranche opening date through the end of this fiscal year (October 31, 2022.) This ranged from -18% to +5% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 10/31/22, none of these tranches are currently at their caps, three are currently in the upside participation zone, three are currently in the buffer zone, and six are below the buffer zone.

The Cboe Vest US Large Cap 20% Buffer Strategies Fund

The Cboe Vest US Large Cap 20% Buffer Strategies Fund outperformed the S&P 500® Index by 9.19% for the period. The Fund changed strategies on February 25, 2022. Under the new strategy, the fund, and its benchmark index, each hold twelve laddered one-year 20% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

On February 25, 2022, Cboe Vest US Large Cap 20% Buffer Strategies Fund modified its strategy, and in doing so, entered into twelve new monthly tranches. Of these, eight tranches subsequently expired and were replaced with new tranches. The remaining four tranches initiated on February 25, 2022 remained open as of fiscal year end.

4The Index tracks the performance of companies considered to be in the mid-range of market capitalization of $3.6 billion and $13.1 billion

5The Index tracks the performance of 2,000 small-capitalization companies and often serves as a measure of the underlying health of the US economy.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedOctober 31, 2022

For the twelve tranches that remained open at the end of the period, on average the S&P 500® Index was down 7.62% from the tranche start dates through October 31, 2022. This ranged from -18% to +5% across these 12 tranches. As of October 31, 2022, none of these tranches are currently at their caps, three are currently in the upside participation zone, nine are currently in the buffer zone, and none are below the buffer zone.

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund outperformed the S&P 500® Index by 9.84% for the period. The Fund holds a portfolio of US Large Cap stocks that have increased their dividends for the last 25 years consecutively, along with a partial overwrite strategy that is reset weekly.

The Fund’s sector weightings were substantially different than the sector weightings of the S&P 500® Index. Relative to the S&P 500® Index, the Fund was significantly overweight the Consumer Staples, Industrials, and Materials sectors, and was significantly underweight the Information Technology, Communication Services, and Consumer Discretionary sectors. The net effect of the Fund’s sector weightings relative to those of the S&P 500® Index’s sector weightings positively impacted the Fund’s performance relative to that of the S&P 500® Index.

Strong performances from the Fund’s holdings within the Consumer Staples sector, coupled with the Fund’s relative overweight in this sector, contributed to relative overperformance for the Fund, versus the S&P 500® Index.

Weak performances in the Information Technology and Communication Services sectors, coupled with the Fund’s relative underweights in these sectors, contributed to relative overperformance for the Fund, versus the S&P 500® Index.

Cboe Vest Bitcoin Strategy Managed Volatility Fund

The Cboe Vest Bitcoin Strategy Managed Volatility Fund seeks to achieve total return by constructing a dynamic portfolio with the aim of both managing the volatility of the Fund and reducing the impact on the Fund’s portfolio of significant market downturns during periods of high volatility in the price of Bitcoin. This Fund seeks to achieve these objectives by allocating its assets among exchange-traded futures contracts linked to Bitcoin that are cash-settled in US dollars (“Bitcoin Futures”) and any one or more of the following: US Treasuries, other US government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, and repurchase agreements (“Cash Investments”).

For the period, the Cboe Vest Bitcoin Strategy Managed Volatility Fund returned -53.08%. This Fund outperformed the Horizons Bitcoin Front Month Rolling Futures Index ER by 15.10%. This outperformance is primarily due to the fact that the Fund is designed to hold less than 100% exposure to Bitcoin and Bitcoin fell sharply during the period. During the period, the percentage of the Fund’s net assets allocated to Bitcoin Futures ranged from approximately 42% to 88%. In addition, the Fund incurred an expense ratio of 0.99% and commission costs of 0.43% whereas the benchmark index performance is not impacted by expenses or commissions.

ANNUAL REPORT

The Cboe Vest Family of Funds
Important Disclosure StatementOctober 31, 2022

The Cboe Vest US Large Cap 10% Buffer Strategies Fund (“Cboe Vest US Large Cap 10% Buffer Fund”), The Cboe Vest US Large Cap 20% Buffer Strategies Fund (“Cboe Vest US Large Cap 20% Buffer Fund”), Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (the “Funds”) prospectuses contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectuses containing this and other important information, please call 855-505-8378. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Cboe VestSM Financial, LLC (the “Adviser”) is the investment adviser.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2022 and are subject to change at any time. For most recent information, please call 855-505-8378.

The Adviser waived or reimbursed part of the Funds’ total expenses. Had the Adviser not waived or reimbursed expenses of the Funds’, the Funds’ performance would have been lower.

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund

	Cboe Vest US Large Cap 10% Buffer Strategies Fund				Cboe S&P 500® Buffer Protect Balanced Series Index			S&P 500® Index
Share Class	Inception Date	Total Return One Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Return Since Inception	Total Return One Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Return Since Inception	Total Return One Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Return Since Inception
Institutional	08/23/16	-8.42%	5.61%	6.46%	-6.54%	7.01%	7.64%	-14.61%	10.44%	11.68%
Investor	12/08/16	-8.67%	5.36%	6.16%	-6.54%	7.01%	7.68%	-14.61%	10.44%	11.67%
A	07/24/18	-8.66%	N/A	4.97%	-6.54%	N/A	6.74%	-14.61%	N/A	9.59%
A (with Load)	07/24/18	-13.91%	N/A	3.52%	N/A	N/A	N/A	N/A	N/A	N/A
C	07/24/18	-9.34%	N/A	4.04%	-6.54%	N/A	6.74%	-14.61%	N/A	9.59%
Y	07/24/18	-8.25%	N/A	5.46%	-6.54%	N/A	6.74%	-14.61%	N/A	9.59%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe® Vest S&P 500® Buffer Protect Series Index, a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“FLEX Options”) with varying strikes and expiration dates.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

*Inception date

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Portfolio Composition as of October 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	0.35%
Purchased Options:
Call Options	93.81%
Put Options	12.30%
Total Investments	106.46%
Options Written:
Call Options	(0.53%	)
Put Options	(5.96%	)
	(6.49%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2022

		Shares	Value
0.35%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 2.92%*	1,260,308	$1,260,308
(Cost: $1,260,308)

106.11%	PURCHASED OPTIONS(A)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
93.81%		CALL OPTIONS
		SPDR S&P 500 ETF Trust	1,510	$58,317,710	$0.01	12/21/22	$58,083,128
		SPDR S&P 500 ETF Trust	134	5,175,214	0.01	01/18/23	5,154,397
		SPDR S&P 500 ETF Trust	204	7,878,684	0.01	05/17/23	7,822,445
		SPDR S&P 500 ETF Trust	104	4,016,584	0.01	06/21/23	3,975,343
		SPDR S&P 500 ETF Trust	787	30,394,727	0.01	08/16/23	30,082,651
		SPDR S&P 500 ETF Trust	1,011	39,045,831	0.01	11/16/23	38,520,862
		SPDR S&P 500 ETF Trust	411	15,873,231	0.01	02/20/24	15,608,385
		SPDR S&P 500 ETF Trust	616	23,790,536	0.01	06/24/24	23,324,887
		SPDR S&P 500 ETF Trust	1,820	70,290,220	0.01	08/19/24	68,914,448
		SPDR S&P 500 ETF Trust	2,380	91,917,980	0.01	12/18/24	89,814,199
		TOTAL CALL OPTIONS PURCHASED					341,300,745
		(Cost: $356,674,534)

12.30%		PUT OPTIONS
		SPDR S&P 500 ETF Trust	738	28,502,298	468.14	11/16/22	5,996,610
		SPDR S&P 500 ETF Trust	781	30,163,001	470.60	12/21/22	6,523,601
		SPDR S&P 500 ETF Trust	781	30,163,001	451.75	01/18/23	4,998,034
		SPDR S&P 500 ETF Trust	781	30,163,001	446.60	02/15/23	4,591,426
		SPDR S&P 500 ETF Trust	781	30,163,001	435.62	3/152023	3,881,457
		SPDR S&P 500 ETF Trust	781	30,163,001	444.71	04/19/23	4,511,863
		SPDR S&P 500 ETF Trust	781	30,163,001	391.86	05/17/23	2,113,995
		SPDR S&P 500 ETF Trust	781	30,163,001	379.20	06/21/23	1,860,544
		SPDR S&P 500 ETF Trust	781	30,163,001	394.77	07/19/23	2,438,925
		SPDR S&P 500 ETF Trust	781	30,163,001	426.65	08/16/23	3,738,159
		SPDR S&P 500 ETF Trust	781	30,163,001	377.39	09/20/23	2,119,647
		SPDR S&P 500 ETF Trust	781	30,163,001	368.50	10/18/23	1,980,770
		TOTAL PUT OPTIONS PURCHASED					44,755,031
		(Cost: $36,792,676)

106.11%		TOTAL PURCHASED OPTIONS					386,055,776
		(Cost: $393,467,210)

106.46%		TOTAL INVESTMENTS					387,316,084
		(Cost: $394,727,518)
(6.46%	)	Liabilities in excess of other assets					(23,514,429)
100.00%		NET ASSETS					$363,801,655

*Effective 7 day yield as of October 31, 2022

(A)All or a portion of the purchased options are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2022

(6.49%)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.53%)	CALL OPTIONS
	SPDR S&P 500 ETF Trust	595	$(22,979,495)	$527.94	11/16/22	$—
	SPDR S&P 500 ETF Trust	605	(23,365,705)	533.46	12/21/22	(55)
	SPDR S&P 500 ETF Trust	719	(27,768,499)	514.17	01/18/23	(2,488)
	SPDR S&P 500 ETF Trust	728	(28,116,088)	512.21	02/15/23	(6,196)
	SPDR S&P 500 ETF Trust	728	(28,116,088)	506.59	03/15/23	(16,537)
	SPDR S&P 500 ETF Trust	728	(28,116,088)	514.05	04/19/23	(22,729)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	476.01	05/17/23	(177,686)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	468.30	06/21/23	(323,469)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	485.96	07/19/23	(221,762)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	516.03	08/16/23	(108,047)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	475.26	09/20/23	(485,538)
	SPDR S&P 500 ETF Trust	744	(28,734,024)	474.05	10/18/23	(565,793)
	TOTAL CALL OPTIONS WRITTEN					(1,930,300)
	(Premiums received: ($5,261,674))

(5.96%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	744	(28,734,024)	421.33	11/16/22	(2,595,488)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	423.54	12/21/22	(3,028,886)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	406.58	01/18/23	(2,109,991)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	401.94	02/15/23	(2,041,819)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	392.06	03/15/23	(1,775,874)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	400.24	04/19/23	(2,282,426)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	352.67	05/17/23	(1,058,284)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	341.28	06/21/23	(991,013)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	355.29	07/19/23	(1,328,881)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	383.99	08/16/23	(2,113,323)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	339.65	09/20/23	(1,206,637)
	SPDR S&P 500 ETF Trust	781	(30,163,001)	331.65	10/18/23	(1,133,966)
	TOTAL PUT OPTIONS WRITTEN					(21,666,588)
	(Premiums received: ($21,421,372))

(6.49%)	TOTAL OPTIONS WRITTEN					$(23,596,888)
	(Premiums received: ($26,683,046))

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedas of October 31, 2022

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$386,055,776	$ —	$386,055,776	$(23,596,888)	$ —	$362,458,888

Liabilities:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Written Options	$(23,596,888)	$ —	$(23,596,888)	$23,596,888	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund

Cboe Vest US Large Cap 20% Buffer Strategies Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE® VEST US LARGE CAP 20% BUFFER STRATEGIES FUND INSTITUTIONAL SHARES VS. THE CBOE® S&P 500® ENHANCED GROWTH INDEX BALANCED SERIES AND THE S&P 500® INDEX (unaudited)

230
210
190
170
150
130
110
90
Thousands
12/21/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
$189,881
$175,065
$168,483
$132,238

Past performance is not predictive of future performance.

Cboe Vest US Large Cap 20% Buffer Strategies Fund					CBOE® S&P 500® Enhanced Growth Index Balanced Series			S&P 500® Index			MerQube US 20% Laddered Index
Share Class	Inception Date	Total Return Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Since Inception	Total Return Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Since Inception	Total Return Year Ended 10/31/21	Average Annual Five Year Ended 10/31/22	Average Annual Since Inception	Total Return Year Ended 10/31/21	Average Annual Five Year Ended 10/31/22	Average Annual Since Inception
Institutional	12/21/16	-5.41%	8.77%	10.03%	-13.88%	7.88%	9.31%	-14.61%	10.43%	11.56%	-1.65%	4.68%	4.88%
Investor	02/01/17	-5.55%	8.52%	9.75%	-13.88%	7.88%	9.20%	-14.61%	10.43%	11.56%	-1.65%	4.68%	4.88%
A	02/01/17	-5.56%	8.29%	9.52%	-13.88%	7.88%	9.20%	-14.61%	10.43%	11.56%	-1.65%	4.68%	4.88%
A (with Load)	02/01/17	-10.99%	7.01%	8.40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
C	07/24/18	-6.38%	N/A	7.10%	-13.88%	N/A	7.05%	-14.61%	N/A	9.59%	-1.65%	N/A	4.57%
Y	07/24/18	-5.23%	N/A	8.57%	-13.88%	N/A	7.05%	-14.61%	N/A	9.59%	-1.65%	N/A	4.57%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The MerQube US 20% Buffer Laddered Index holds twelve laddered one-year 20% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

The CBOE S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the US domestic stock market.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Portfolio Composition as of October 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	2.13%
Purchased Options:
Call Options	88.10%
Put Options	11.03%
Total Investments	101.26%
Options Written:
Call Options	(1.28%	)
Put Options	(2.05%	)
	(3.33%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2022

		Shares	Value

2.13%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 2.92%*	602,311	$602,211
(Cost: $602,211)

99.13%	PURCHASED OPTIONS(A)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
88.10%		CALL OPTIONS
		SPDR S&P 500 ETF Trust	102	$3,939,342	$0.01	11/15/23	$3,886,378
		SPDR S&P 500 ETF Trust	190	7,337,990	0.01	02/20/24	7,215,376
		SPDR S&P 500 ETF Trust	366	14,135,286	0.01	11/21/24	13,811,763
		TOTAL CALL OPTIONS PURCHASED					24,913,517
		(Cost: $25,775,635)

11.03%		PUT OPTIONS
		SPDR S&P 500 ETF Trust	54	2,085,534	468.13	11/16/22	438,722
		SPDR S&P 500 ETF Trust	54	2,085,534	470.59	12/21/22	451,002
		SPDR S&P 500 ETF Trust	54	2,085,534	451.74	01/18/23	345,524
		SPDR S&P 500 ETF Trust	54	2,085,534	446.59	02/15/23	317,411
		SPDR S&P 500 ETF Trust	54	2,085,534	435.61	03/15/23	268,331
		SPDR S&P 500 ETF Trust	54	2,085,534	444.70	04/19/23	311,918
		SPDR S&P 500 ETF Trust	54	2,085,534	391.85	05/17/23	146,146
		SPDR S&P 500 ETF Trust	54	2,085,534	379.19	06/21/23	128,622
		SPDR S&P 500 ETF Trust	54	2,085,534	394.76	07/19/23	168,609
		SPDR S&P 500 ETF Trust	54	2,085,534	426.64	08/16/23	258,438
		SPDR S&P 500 ETF Trust	54	2,085,534	377.38	09/20/23	146,536
		SPDR S&P 500 ETF Trust	54	2,085,534	368.49	10/18/23	136,937
		TOTAL PUT OPTIONS PURCHASED					3,118,196
		(Cost: $2,635,963)

99.13%		TOTAL PURCHASED OPTIONS					28,031,713
		(Cost: $28,411,598)

101.26%		TOTAL INVESTMENTS					28,633,924
		(Cost: $29,013,809)
(1.26%	)	Liabilities in excess of other assets					(355,978)
100.00%		NET ASSETS					$28,277,946

*Effective 7 day yield as of October 31, 2022

(A)All or a portion of the purchased options are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2022

(3.33%)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.28%)	CALL OPTIONS
	SPDR S&P 500 ETF Trust	24	$(926,904)	$495.12	11/16/22	$—
	SPDR S&P 500 ETF Trust	44	(1,699,324)	500.28	12/21/22	(38)
	SPDR S&P 500 ETF Trust	46	(1,776,566)	484.87	01/18/23	(554)
	SPDR S&P 500 ETF Trust	46	(1,776,566)	482.91	02/15/23	(1,313)
	SPDR S&P 500 ETF Trust	46	(1,776,566)	479.01	03/15/23	(3,538)
	SPDR S&P 500 ETF Trust	46	(1,776,566)	489.40	04/19/23	(3,854)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	441.22	05/17/23	(42,298)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	436.08	06/21/23	(59,817)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	451.96	07/19/23	(45,782)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	483.94	08/16/23	(21,488)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	436.83	09/20/23	(87,267)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	437.37	10/18/23	(95,507)
	TOTAL CALL OPTIONS WRITTEN					(361,456)
	(Premiums received: ($641,200))

(2.05%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	54	(2,085,534)	374.50	11/16/22	(22,235)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	376.47	12/21/22	(54,716)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	361.39	01/18/23	(44,184)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	357.27	02/15/23	(50,042)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	348.50	03/15/23	(49,440)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	355.77	04/19/23	(69,971)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	313.48	05/17/23	(35,658)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	303.35	06/21/23	(35,375)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	315.81	07/19/23	(48,381)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	341.31	08/16/23	(78,180)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	301.91	09/20/23	(47,417)
	SPDR S&P 500 ETF Trust	54	(2,085,534)	294.80	10/18/23	(44,370)
	TOTAL PUT OPTIONS WRITTEN					(579,969)
	(Premiums received: ($849,958))

(3.33%)	TOTAL OPTIONS WRITTEN					$(941,425)
	(Premiums received: ($1,491,158))

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedas of October 31, 2022

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$28,031,713	$ —	$28,031,713	$(941,425)	$ —	$27,090,288

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(941,425)	$ —	$(941,425)	$941,425	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND INSTITUTIONAL SHARES VS. CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME INDEX AND THE S&P 500® INDEX (unaudited)

200
190
180
170
160
150
140
130
120
110
100
Thousands
$170,383
$166,883
$158,893
09/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22

Past performance is not predictive of future performance.

	CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund				CBOE Vest S&P 500® Dividend Aristocrats Target Income Index			S&P 500® Index
Share Class	Inception Date	Total Return One Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Return Since Inception	Total Return One Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Since Inception	Total Return One Year Ended 10/31/22	Average Annual Five Year Ended 10/31/22	Average Annual Since Inception
Institutional	09/11/17	-4.77%	9.16%	9.43%	-3.90%	10.18%	10.49%	-14.61%	10.44%	10.93%
Investor	09/11/17	-5.00%	8.91%	9.14%	-3.90%	10.18%	10.49%	-14.61%	10.44%	10.93%
A	09/11/17	-4.99%	8.92%	9.17%	-3.90%	10.18%	10.49%	-14.61%	10.44%	10.93%
A (with Load)	09/11/17	-10.45%	7.64%	7.92%	N/A	N/A	N/A	N/A	N/A	N/A
C	09/11/17	-5.74%	8.07%	8.33%	-3.90%	10.18%	10.49%	-14.61%	10.44%	10.93%
Y	07/24/18	-4.46%	N/A	9.34%	-3.90%	N/A	9.94%	-14.61%	N/A	9.59%

The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Portfolio Composition as of October 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrial	20.69%
Materials	12.59%
Food & Staple Retailing	11.16%
Financial	10.81%
Health Care	10.69%
Consumer Discretionary	7.72%
Household Products	7.40%
Utilities	4.47%
Real Estate	4.14%
Energy	3.95%
Information Technology	3.40%
Beverages	3.01%
Money Market Fund	0.28%
Total Investments	100.31%
Options Written:
Call Options	(0.04%	)
	(0.04%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsOctober 31, 2022

		Shares	Value
100.03%	COMMON STOCKS

3.01%	BEVERAGES
	Brown-Forman Corp. - Class B	14,979	$1,018,572
	The Coca-Cola Co.(A)	17,321	1,036,662
			2,055,234

7.72%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	7,383	1,313,140
	Lowe’s Cos., Inc.(A)	5,455	1,063,452
	McDonald’s Corp.(A)	4,200	1,145,172
	Target Corp.(A)	6,763	1,110,823
	VF Corp.(A)	22,478	635,003
			5,267,590

3.95%	ENERGY
	Chevron Corp.(A)	7,399	1,338,479
	Exxon Mobil Corp.(A)	12,251	1,357,533
			2,696,012

10.81%	FINANCIAL
	Aflac Inc.(A)	19,298	1,256,493
	Brown & Brown, Inc.	17,215	1,012,070
	Chubb Ltd.	5,794	1,245,073
	Cincinnati Financial Corp.	9,625	994,455
	Franklin Resources, Inc.	42,166	988,793
	S&P Global Inc.(A)	2,947	946,724
	T. Rowe Price Group, Inc.	8,811	935,376
			7,378,984

11.16%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.(A)	14,447	1,401,070
	Hormel Foods Corp.(A)	22,416	1,041,223
	McCormick & Co., Inc.(B)	12,683	997,391
	The Procter & Gamble Co.(A)	7,459	1,004,504
	Sysco Corp.(A)	12,282	1,063,130
	Walgreens Boots Alliance, Inc.(A)	27,594	1,007,181
	Walmart Inc.(A)	7,744	1,102,204
			7,616,703

10.69%	HEALTH CARE
	Abbott Laboratories(A)	9,769	966,545
	AbbVie Inc.(A)	6,885	1,007,964
	Becton, Dickinson and Co.(A)	4,406	1,039,684
	Cardinal Health, Inc.(A)	18,375	1,394,663
	Johnson & Johnson(A)	6,198	1,078,266

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2022

		Shares	Value
	Medtronic PLC(A)	11,759	$1,027,031
	West Pharmaceutical Services, Inc.	3,401	782,570
			7,296,723

7.40%	HOUSEHOLD PRODUCTS
	Church & Dwight Co., Inc.	11,342	840,782
	The Clorox Co.(A)	7,215	1,053,679
	Colgate-Palmolive Co.(A)	13,770	1,016,777
	Kimberly-Clark Corp.(A)	8,057	1,002,774
	PepsiCo, Inc.(A)	6,290	1,142,138
			5,056,150

20.69%	INDUSTRIAL
	3M Co.(A)	7,954	1,000,534
	A.O. Smith Corp.	18,081	990,477
	Caterpillar Inc.(A)	5,972	1,292,699
	Cintas Corp.	2,689	1,149,682
	Dover Corp.	8,293	1,083,812
	Emerson Electric Co.(A)	12,837	1,111,684
	Expeditors International of Washington, Inc.	10,545	1,031,828
	General Dynamics Corp.(A)	4,922	1,229,516
	Illinois Tool Works Inc.(A)	5,360	1,144,521
	Pentair PLC	22,703	975,094
	Roper Technologies, Inc.	2,596	1,076,146
	Stanley Black & Decker, Inc.	9,220	723,678
	W.W. Grainger, Inc.	2,251	1,315,372
			14,125,043

3.40%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.(A)	4,842	1,170,311
	International Business Machines Corp.(A)	8,318	1,150,296
			2,320,607

12.59%	MATERIALS
	Air Products & Chemicals, Inc.	4,391	1,099,506
	Albermarle Corp.	4,817	1,348,134
	Amcor PLC	84,666	980,432
	Ecolab Inc.	6,545	1,028,023
	Linde PLC	3,736	1,110,900
	Nucor Corp.(A)	8,743	1,148,655
	PPG Industries, Inc.(A)	8,352	953,631
	The Sherwin-Williams Co.	4,119	926,899
			8,596,180

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2022

			Shares	Value
4.14%		REAL ESTATE
		Essex Property Trust, Inc.(D)	3,896	$865,847
		Federal Realty Investment Trust(D)	10,391	1,028,501
		Realty Income Corp.(D)	14,952	931,061
				2,825,409

4.47%		UTILITIES
		Atmos Energy Corp.	9,411	1,002,742
		Consolidated Edison, Inc.	11,540	1,015,058
		NextEra Energy, Inc.	13,293	1,030,208
				3,048,008

100.03%		TOTAL COMMON STOCKS		68,282,643
		(Cost: $51,755,367)

0.28%		MONEY MARKET FUND
		Federated Treasury Obligations Fund - Institutional Class 2.92%(C)	192,053	192,053
		(Cost: $192,053)

100.31%		TOTAL INVESTMENTS
		(Cost: $51,947,420)		68,474,696
(0.31%	)	Liabilities in excess of other assets		(208,614)
100.00%		NET ASSETS		$68,266,082

(A)All or a portion of securities are held as collateral for options written. On October 31, 2022, the value of securities held as collateral was $4,418,834.

(B)Non-voting shares

(C)Effective 7 day yield as of October 31, 2022

(D)Real Estate Investment Trust (“REIT”)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenOctober 31, 2022

(0.04%)	OPTIONS WRITTEN

		Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.04%)	CALL OPTIONS
	Abbvie Inc.	5	$(73,200)	$148.00	11/4/2022	$(560)
	Abbott Labs	5	(49,470)	99.00	11/4/2022	(625)
	Archer-Daniels	9	(87,282)	95.00	11/4/2022	(2,448)
	Automatic Data	3	(72,510)	242.50	11/4/2022	(825)
	Aflac Inc.	13	(84,643)	65.00	11/4/2022	(1,625)
	Becton Dickinson	3	(70,791)	235.00	11/4/2022	(1,110)
	Cardinal Health	7	(53,130)	77.00	11/4/2022	(1,036)
	Caterpillar Inc.	4	(86,584)	220.00	11/4/2022	(820)
	Colgate-Palmolive	13	(95,992)	75.00	11/4/2022	(585)
	The Clorox Co.	3	(43,812)	148.00	11/4/2022	(891)
	Chevron Corp.	5	(90,450)	180.00	11/4/2022	(1,710)
	General Dynamics Corp.	3	(74,940)	250.00	11/4/2022	(906)
	Hormel Foods Corp.	20	(92,900)	47.00	11/4/2022	(600)
	IBM	6	(82,974)	138.00	11/4/2022	(1,092)
	Illinois Tool Works Inc.	4	(85,412)	215.00	11/4/2022	(892)
	Johnson & Johnson	7	(121,779)	175.00	11/4/2022	(749)
	Kimberly-Clark Corp.	6	(74,676)	124.00	11/4/2022	(990)
	The Coca-Cola Co.	18	(107,730)	61.00	11/4/2022	(306)
	Lowe’s Cos., Inc.	2	(38,990)	197.50	11/4/2022	(442)
	McDonald’s Corp.	4	(109,064)	275.00	11/4/2022	(648)
	Medtronic PLC	9	(78,606)	87.00	11/4/2022	(1,314)
	3M Co.	4	(50,316)	126.00	11/4/2022	(664)
	Nucor Corp.	3	(39,414)	134.00	11/4/2022	(525)
	PepsiCo, Inc.	6	(108,948)	182.50	11/4/2022	(810)
	The Procter & Gamble Co.	5	(67,335)	135.00	11/4/2022	(655)
	PPG Industries, Inc.	4	(45,672)	114.00	11/4/2022	(848)
	S&P Global Inc.	2	(64,250)	327.50	11/4/2022	(550)
	Sysco Corp.	5	(43,280)	86.00	11/4/2022	(1,215)
	Target Corp.	3	(49,275)	167.50	11/4/2022	(486)
	VF Corp.	8	(22,600)	28.00	11/4/2022	(576)
	Walgreens Boots	15	(54,750)	36.50	11/4/2022	(825)
	Walmart Inc.	7	(99,631)	143.00	11/4/2022	(910)
	Exxon Mobil Corp.	6	(66,486)	110.00	11/4/2022	(1,416)
(0.04%)	TOTAL CALL OPTIONS WRITTEN					(29,654)
	(Premiums received: ($35,483)

(0.04%)	TOTAL OPTIONS WRITTEN					$(29,654)
	(Premiums received: ($35,483)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options Written - continuedas of October 31, 2022

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(29,654)	$ —	$(29,654)	$29,654	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND INSTITUTIONAL SHARES VS. THE HORIZONS BITCOIN FRONT MONTH ROLLING FUTURES INDEX ER (unaudited)

Thousands
140
130
120
110
100
90
80
70
60
50
40
8/13/2021*
10/31/21
10/31/22
$57,659
$42,568

Past performance is not predictive of future performance.

Cboe Vest Bitcoin Strategy Managed Volatility Fund

Horizons Bitcoin Front Month Rolling Future Index ER

	Cboe Vest Bitcoin Strategy Managed Volatility Fund			Horizons Bitcoin Front Month Rolling Future Index ER
Share Class	Inception Date	Total Return One Year Ended 10/31/22	Average Annual Return Since Inception	Total Return One Year Ended 10/31/22	Average Annual Return Since Inception

Institutional	08/13/21	-53.08%	-36.41%	-68.18%	-50.45%
Investor	08/13/21	-52.75%	-36.10%	-68.18%	-50.45%
Y	08/13/21	-53.03%	-36.39%	-68.18%	-50.45%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Horizons Bitcoin Front Month Rolling Future Index ER is designed to measure the performance of the CME front month Bitcoin future (BTC) and rolls the exposure over five days from the Active Contract into the Next Active Contract.

*Inception date

ANNUAL REPORT

Cboe Vest BitCoin Strategy Managed Volatility Fund
Portfolio Composition as of October 31, 2022 (unaudited)

Consolidated Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	75.78%
Total Investments	75.78%
Futures unrealized appreciation	4.95%

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest BitCoin Strategy Managed Volatility Fund
Consolidated Schedule of InvestmentsOctober 31, 2022

		Shares	Fair Value
75.78%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 2.92%*
	(Cost: $597,216)	597,216	$597,216

75.78%	TOTAL MONEY MARKET FUND		597,216
	(Cost: $597,216)

75.78%	TOTAL INVESTMENTS
	(Cost: $597,216)		597,216
24.22%	Other assets, net of liabilities		190,885
100.00%	NET ASSETS		$788,101

*Effective 7 day yield as of October 31, 2022

Consolidated Schedule of Futures Contracts

Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at October 31, 2022	Unrealized Appreciation (Depreciation)

5	CME Bitcoin Future(1)	11/22/2022	$470,735	$509,500	$38,765
10	CME Micro Bitcoin(1)	11/22/2022	20,135	20,380	245

4.95%	TOTAL FUTURES CONTRACTS		$490,870	$529,880	$39,010

(1)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary I.

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at fair value(1) (Note 1)	$387,316,084	$28,633,924	$68,474,696	$597,216
Cash deposits with brokers	2,723	4,355	37,915	125,898
Unrealized appreciation of open futures contracts	—	—	—	39,010
Receivable for securities sold	—	—	2,038,413	—
Receivable for capital stock sold	266,662	531,784	9,944	—
Dividends and interest receivable	6,069	2,451	86,550	1,218
Receivable from investment manager for expense limitation agreement	—	21,086	—	17,749
Prepaid expenses	94,649	28,706	34,078	10,328
TOTAL ASSETS	387,686,187	29,222,306	70,681,596	791,419

LIABILITIES
Options written, at fair value(2) (Note 1)	23,596,888	941,425	29,654	—
Payable for capital stock redeemed	137,324	—	170,363	—
Payable for securities purchased	—	—	2,113,110	—
Accrued advisory fees	116,311	—	14,860	—
Accrued 12b-1 fees	7,771	—	72,145	80
Accrued administration, fund accounting, and transfer agent fees	25,402	2,702	7,008	1,124
Other accrued expenses	836	233	8,374	2,114
TOTAL LIABILITIES	23,884,532	944,360	2,415,514	3,318
NET ASSETS	$363,801,655	$28,277,946	$68,266,082	$788,101

Net Assets Consist of:
Paid-in-capital	$400,092,939	$27,442,292	$60,006,068	$791,429
Distributable earnings (accumulated deficit)	(36,291,284)	835,654	8,260,014	(3,328)
Net Assets	$363,801,655	$28,277,946	$68,266,082	$788,101

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$208,446,371	$23,962,742	$38,484,856	$299,909
Investor Class	19,943,962	3,694,090	5,181,077	256,390
Class A	3,261,371	158,238	3,783,096	—
Class C	4,994,048	461,280	2,487,078	—
Class Y	127,155,903	1,596	18,329,975	231,802
Total	$363,801,655	$28,277,946	$68,266,082	$788,101

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Shares Outstanding
Institutional Class	14,296,916	3,870,855	3,056,170	29,995
Investor Class	1,382,174	613,181	412,240	25,357
Class A	225,751	27,165	300,731	—
Class C	357,245	82,656	198,666	—
Class Y	8,661,164	253	1,451,867	23,229
Total	24,923,250	4,594,110	5,419,674	78,581
Net Asset Value and Redemption Price Per Share
Institutional Class	$14.58	$6.19	$12.59	$10.00
Investor Class(3)	14.43	6.02	12.57	10.11
Class A(3)	14.45	5.83	12.58	—
Class C(3)	13.98	5.58	12.52	—
Class Y	14.68	6.31	12.63	9.98
Maximum Offering Price Per Share(4)
Class A	$15.33	$6.19	$13.35	$—

(1) Identified cost of:	$394,727,518	$29,013,809	$51,947,420	$597,216
(2) Premiums received of:	$26,683,046	$1,491,158	$35,483	$—
(3) May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.
(4) Maximum offering price per share includes sales charge of 5.75%.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$569,529	$—	$1,663,098	$—
Interest	25,676	6,292	3,221	4,723
Total investment income	595,205	6,292	1,666,319	4,723

EXPENSES
Investment management fees (Note 2)	2,402,257	106,733	540,363	9,032
12b-1 fees (Note 2)
Investor Class	49,412	10,481	13,571	710
Class A	9,834	416	10,178	—
Class C	41,841	1,135	27,015	—
Recordkeeping and administrative services (Note 2)	152,925	7,865	34,867	401
Accounting fees (Note 2)	157,735	7,241	30,304	13,767
Custody fees	6,922	4,506	47,115	13,021
Transfer agent fees (Note 2)	51,289	5,866	13,428	536
Audit and tax fees	58,746	1,015	13,278	8,190
Legal fees	75,728	966	19,681	1,692
Filing and registration fees	98,998	27,000	52,000	25,000
Trustee fees	30,642	1,955	6,972	138
Compliance fees	25,832	1,392	5,728	30
Shareholder reports	107,215	7,492	26,316	6,681
Shareholder servicing
Institutional Class	166,538	12,741	41,301	752
Investor Class	32,373	10,481	13,571	710
Class A	4,795	154	3,273	—
Class C	5,149	170	317	—
Insurance	11,272	3,971	4,563	3,868
Interest expense	4,088	199	3,234	182
Exchange fees	4,000	4,000	4,000	2,400
Other	32,130	3,979	19,655	741
Total expenses	3,529,721	219,758	930,730	87,851
Investment management fee waivers and reimbursed expenses (Note 2)	(592,426)	(72,336)	(239,970)	(77,892)
Net expenses	2,937,295	147,422	690,760	9,959

Net investment income (loss)	(2,342,090)	(141,130)	975,559	(5,236)

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continued

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2022

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments(1)	48,248,948	—	415,253	—
Net realized gain (loss) on options purchased	(16,577,706)	36,302,486	(625)	—
Net realized gain (loss) on futures contracts	—	—	—	(637,983)
Net realized gain (loss) on options written	7,900,730	(7,236,172)	945,821	—
Net realized gain (loss) on investments, options purchased and written	39,571,972	29,066,314	1,360,449	(637,983)

Net change in unrealized appreciation (depreciation) of investments	—	—	(5,904,860)	—
Net change in unrealized appreciation (depreciation) on options purchased	(68,666,647)	(34,879,483)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(106,981)
Net change in unrealized appreciation (depreciation) on options written	2,354,265	6,009,526	5,957	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written	(66,312,382)	(28,869,957)	(5,898,903)	(106,981)

Net realized and unrealized gain (loss)	(26,740,410)	196,357	(4,538,454)	(744,964)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(29,082,500)	$55,227	$(3,562,895)	$(750,200)

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest US Large Cap 10% Buffer Strategies Fund		Cboe Vest US Large Cap 20% Buffer Strategies Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Year ended October 31,		Year ended October 31,		Year ended October 31,		For the year ended October 31, 2022	For the Period August 13, 2021* through October 31, 2021

	2022	2021	2022	2021	2022	2021
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(2,342,090)	$(2,460,263)	$(141,130)	$(930,539)	$975,559	$994,682	$(5,236)	$(1,803)
Net realized gain (loss) on investments, options purchased and written and futures contracts^	39,571,972	17,507,492	29,066,314	(907,175)	1,360,449	2,518,560	(637,983)	(2,355)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	(66,312,382)	33,660,714	(28,869,957)	19,117,405	(5,898,903)	15,174,454	(106,981)	145,991
Increase (decrease) in net assets from operations	(29,082,500)	48,707,943	55,227	17,279,691	(3,562,895)	18,687,696	(750,200)	141,833

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	(1,830,227)	—	(1,986,828)	(1,886,204)	(44,997)	—
Investor Class	—	—	(1,334,062)	—	(251,907)	(206,753)	(43,038)	—
Class A	—	—	(109,871)	—	(190,057)	(202,831)	—	—
Class C	—	—	(11,973)	—	(108,087)	(109,503)	—	—
Class Y	—	—	(861)	—	(971,155)	(885,408)	(53,798)	—
Return of Capital
Institutional Class	—	(18,399)	—	—	—	—	—	—
Class Y	—	(125,531)	—	—	—	—	—	—
Decrease in net assets from distributions	—	(143,930)	(3,286,994)	—	(3,508,034)	(3,290,699)	(141,833)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	114,545,119	70,661,146	30,772,361	745,339	8,996,459	9,385,169	835,676	241,450
Investor Class	5,048,827	6,292,542	2,802,046	7,970,692	1,003,454	1,710,758	792,681	56,547
Class A	1,247,711	715,335	18,984	18,230	49,595	291,727	—	—
Class C	2,159,730	569,406	471,166	5,000	323,000	146,000	—	—
Class Y	187,080,826	152,914,821	172	—	1,932,647	3,323,896	2,491	399,980
Distributions reinvested
Institutional Class	—	17,983	1,813,055	—	1,915,091	1,823,772	44,205	—
Investor Class	—	—	1,321,358	—	245,237	203,909	42,504	—
Class A	—	—	109,871	—	189,638	202,127	—	—
Class C	—	—	11,973	—	83,386	80,351	—	—
Class Y	—	125,530	861	—	971,155	885,305	53,798	—

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest US Large Cap 10% Buffer Strategies Fund		Cboe Vest US Large Cap 20% Buffer Strategies Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Year ended October 31,		Year ended October 31,		Year ended October 31,		For the year ended October 31, 2022	For the Period August 13, 2021* through October 31, 2021

	2022	2021	2022	2021	2022	2021
Shares redeemed
Institutional Class(A)	(66,805,070)	(74,778,443)	(9,487,637)	(4,679,723)	(10,218,902)	(11,545,234)	(581,748)	—
Investor Class(B)	(3,362,306)	(9,507,474)	(77,655,479)	(7,859,674)	(1,044,318)	(642,050)	(349,283)	—
Class A(C)	(1,090,464)	(476,516)	(50,477)	(88,226)	(407,390)	(1,465,304)	—	—
Class C	(613,503)	(538,096)	(13,472)	—	(375,272)	(635,343)	—	—
Class Y	(176,200,254)	(99,167,056)	—	—	(2,731,988)	(962,713)	—	—
Increase (decrease) in net assets from capital stock transactions	62,010,616	46,829,178	(49,885,218)	(3,888,362)	931,792	2,802,370	840,324	697,977

NET ASSETS
Increase (decrease) during period	32,928,116	95,393,191	(53,116,985)	13,391,329	(6,139,137)	18,199,367	(51,709)	839,810
Beginning of period	330,873,539	235,480,348	81,394,931	68,003,602	74,405,219	56,205,852	839,810	—
End of period	$363,801,655	$330,873,539	$28,277,946	$81,394,931	$68,266,082	$74,405,219	$788,101	$839,810

(A) Includes redemption fees of:	$—	$1,691	$—	$—	$—	$330	$—	$—
(B) Includes redemption fees of:	$262	$412	$243	$1,989	$108	$568	$2,590	$—
(C) Includes redemption fees of:	$—	$—	$11	$—	$—	$	$—	$—

*Inception date.

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the year ended October 31,
	2022	2021	2020		2019		2018
Net asset value, beginning of year	$15.92	$13.31	$12.68		$11.60		$11.21
Investment activities
Net investment income (loss)(1)	(0.12)	(0.14)	(0.09)		—	(2)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.22)	2.75	0.85		1.08		0.50
Total from investment activities	(1.34)	2.61	0.76		1.08		0.39
Distributions
Net investment income	—	—	(0.09)		—		—
Net realized gain	—	—	(0.04)		—		—
Return of capital	—	— (2)	—		—		—
Total distributions	—	—	(0.13)		—		—
Paid-in capital from redemption fees	—	— (2)	—		—		—
Net asset value, end of year	$14.58	$15.92	$13.31		$12.68		$11.60
Total Return	(8.42%)	19.62%	6.03%		9.31%		3.48%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.07%	1.05%	1.07	%(3)	1.28	%(3)	1.73%
Expenses, net of waiver (Note 2)	0.95%	0.95%	0.96	%(3)	0.96	%(3)	0.95%
Net investment income (loss)	(0.77%)	(0.91%)	(0.68%)		0.03%		(0.92%)
Portfolio turnover rate	92.18%	72.58%	120.89	%(4)	1.61%		0.00	%(5)
Net assets, end of year (000’s)	$208,446	$175,601	$150,789		$64,605		$30,428

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.06% and 0.95%, respectively for the year ended October 31, 2020 and 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(5)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the year ended October 31,
	2022	2021	2020		2019		2018
Net asset value, beginning of year	$15.80	$13.24	$12.58		$11.54		$11.18
Investment activities
Net investment income (loss)(1)	(0.15)	(0.17)	(0.13)		(0.04)		(0.14)
Net realized and unrealized gain (loss) on investments	(1.22)	2.73	0.86		1.08		0.50
Total from investment activities	(1.37)	2.56	0.73		1.04		0.36
Distributions
Net investment income	—	—	(0.03)		—		—
Net realized gain	—	—	(0.04)		—		—
Total distributions	—	—	(0.07)		—		—
Paid-in capital from redemption fees	— (2)	— (2)	—	(2)	—	(2)	—
Net asset value, end of year	$14.43	$15.80	$13.24		$12.58		$11.54
Total Return	(8.67%)	19.34%	5.85%		9.01%		3.22%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.38%	1.37%	1.43	%(3)	1.71	%(3)	2.20%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21	%(3)	1.20	%(3)	1.20%
Net investment income (loss)	(1.02%)	(1.15%)	(1.00%)		(0.31%)		(1.17%)
Portfolio turnover rate	92.18%	72.58%	120.89	%(4)	1.61%		0.00	%(5)
Net assets, end of year (000’s)	$19,944	$20,015	$19,570		$5,510		$8,880

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.42% and 1.20%, respectively for the year ended October 31, 2020 and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(5)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the year ended October 31,						For the period July 24, 2018* to October 31, 2018
	2022	2021	2020		2019
Net asset value, beginning of period	$15.82	$13.25	$12.63		$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.15)	(0.17)	(0.10)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(1.22)	2.74	0.83		1.06		(0.22)
Total from investment activities	(1.37)	2.57	0.73		1.04		(0.26)
Distributions
Net investment income	—	—	(0.07)		—		—
Net realized gain	—	—	(0.04)		—		—
Total distributions	—	—	(0.11)		—		—
Net asset value, end of period	$14.45	$15.82	$13.25		$12.63		$11.59
Total Return(2)	(8.66%)	19.40%	5.82%		8.97%		(2.19%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.34%	1.32%	1.23	%(4)	1.41	%(4)	2.24%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21	%(4)	1.21	%(4)	1.20%
Net investment income (loss)	(1.01%)	(1.15%)	(0.78%)		(0.13%)		(1.18%)
Portfolio turnover rate(2)	92.18%	72.58%	120.89	%(5)	1.61%		0.00	%(6)
Net assets, end of period (000’s)	$3,261	$3,508	$2,727		$3,320		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.22% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

(6)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the year ended October 31,						For the period July 24, 2018* to October 31, 2018
	2022	2021	2020		2019
Net asset value, beginning of period	$15.42	$13.02	$12.44		$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.26)	(0.28)	(0.20)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	(1.18)	2.68	0.82		1.04		(0.29)
Total from investment activities	(1.44)	2.40	0.62		0.94		(0.35)
Distributions
Net investment income	—	—	—	(2)	—		—
Net realized gain	—	—	(0.04)		—		—
Total distributions	—	—	(0.04)		—		—
Paid-in capital from redemption fees	—	—	—	(2)	—		—
Net asset value, end of period	$13.98	$15.42	$13.02		$12.44		$11.50
Total Return(3)	(9.34%)	18.43%	5.06%		8.17%		(2.95%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.10%	2.05%	2.03	%(5)	2.16	%(5)	3.53%
Expenses, net of waiver (Note 2)	1.95%	1.95%	1.96	%(5)	1.96	%(5)	1.95%
Net investment income (loss)	(1.78%)	(1.91%)	(1.59%)		(0.84%)		(1.93%)
Portfolio turnover rate(3)	92.18%	72.58%	120.89	%(6)	1.61%		0.00	%(7)
Net assets, end of period (000’s)	$4,994	$3,897	$3,269		$2,910		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.02% and 1.95%, respectively for the year ended October 31, 2020 and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

(7)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended October 31,						For the period July 24, 2018* to October 31, 2018
	2022	2021	2020		2019
Net asset value, beginning of period	$16.00	$13.36	$12.71		$11.60		$11.85
Investment activities
Net investment income (loss)(1)	(0.08)	(0.10)	(0.05)		0.04		(0.02)
Net realized and unrealized gain (loss) on investments	(1.24)	2.77	0.84		1.07		(0.23)
Total from investment activities	(1.32)	2.67	0.79		1.11		(0.25)
Distributions
Net investment income	—	—	(0.10)		—		—
Net realized gain	—	—	(0.04)		—		—
Return of capital	—	(0.03)	—		—		—
Total distributions	—	(0.03)	(0.14)		—		—
Net asset value, end of period	$14.68	$16.00	$13.36		$12.71		$11.60
Total Return(2)	(8.25%)	19.98%	6.30%		9.57%		(2.11%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.97%	0.96%	0.97	%(4)	1.14	%(4)	1.25%
Expenses, net of waiver (Note 2)	0.70%	0.70%	0.71	%(4)	0.71	%(4)	0.71%
Net investment income (loss)	(0.52%)	(0.66%)	(0.41%)		0.34%		(0.69%)
Portfolio turnover rate(2)	92.18%	72.58%	120.89	%(5)	1.61%		0.00	%(6)
Net assets, end of period (000’s)	$127,156	$127,852	$59,125		$29,532		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.96% and 0.70%, respectively for the year ended October 31, 2020 and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

(6)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the year ended October 31,
	2022	2021	2020		2019		2018
Net asset value, beginning of year	$16.24	$12.89	$12.98		$12.00		$11.50
Investment activities
Net investment income (loss)(1)	(0.06)	(0.14)	(0.01)		0.03		(0.11)
Net realized and unrealized gain (loss) on investments(2)	(0.60)	3.49	0.86		1.57		0.61
Total from investment activities	(0.66)	3.35	0.85		1.60		0.50
Distributions
Net investment income	—	—	(0.06)		—		—
Net realized gain	(9.39)	—	(0.88)		(0.62)		—
Return of Capital	—	—	—	(3)	—		—
Total distributions	(9.39)	—	(0.94)		(0.62)		—
Paid-in capital from redemption fees	—	—	—		—	(3)	—
Net asset value, end of year	$6.19	$16.24	$12.89		$12.98		$12.00
Total Return	(5.41%)	25.99%	6.72%		14.71%		4.35%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.43%	1.14%	1.17	%(4)	1.45	%(4)	1.75%
Expenses, net of waiver (Note 2)	0.95%	0.95%	0.96	%(4)	0.96	%(4)	0.96%
Net investment income (loss)	(0.90%)	(0.95%)	(0.09%)		0.26%		(0.96%)
Portfolio turnover rate	236.75%	11.15%	124.54	%(5)	15.91%		0.00	%(6)
Net assets, end of year (000’s)	$23,963	$2,967	$5,718		$7,247		$4,949

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(3)Less than $0.005 per share.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.16% and 0.95%, respectively for the year ended October 31, 2020 and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

(6)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the year ended October 31,
	2022	2021	2020		2019		2018
Net asset value, beginning of year	$16.06	$12.79	$12.89		$11.94		$11.47
Investment activities
Net investment income (loss)(1)	(0.12)	(0.18)	(0.07)		—	(3)	(0.14)
Net realized and unrealized gain (loss) on investments(2)	(0.53)	3.45	0.88		1.57		0.61
Total from investment activities	(0.65)	3.27	0.81		1.57		0.47
Distributions
Net investment income	—	—	(0.03)		—		—
Net realized gain	(9.39)	—	(0.88)		(0.62)		—
Return of Capital	—	—	—	(3)	—		—
Total distributions	(9.39)	—	(0.91)		(0.62)		—
Paid-in capital from redemption fees	— (3)	— (3)	—	(3)	—	(3)	—
Net asset value, end of year	$6.02	$16.06	$12.79		$12.89		$11.94
Total Return	(5.55%)	25.57%	6.46%		14.53%		4.10%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.76%	1.39%	1.40	%(4)	1.69	%(4)	2.06%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21	%(4)	1.21	%(4)	1.21%
Net investment income (loss)	(1.18%)	(1.20%)	(0.55%)		(0.03%)		(1.21%)
Portfolio turnover rate	236.75%	11.15%	124.54	%(5)	15.91%		0.00	%(6)
Net assets, end of year (000’s)	$3,694	$78,220	$62,059		$33,492		$32,292

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(3)Less than $0.005 per share.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.39% and 1.20%, respectively for the year ended October 31, 2020 and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

(6)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the year ended October 31,
	2022	2021	2020		2019		2018
Net asset value, beginning of year	$15.87	$12.74	$12.87		$11.92		$11.46
Investment activities
Net investment income (loss)(1)	(0.09)	(0.18)	(0.03)		0.02		(0.14)
Net realized and unrealized gain (loss) on investments(2)	(0.56)	3.31	0.81		1.55		0.60
Total from investment activities	(0.65)	3.13	0.78		1.57		0.46
Distributions
Net investment income	—	—	(0.03)		—		—
Net realized gain	(9.39)	—	(0.88)		(0.62)		—
Return of Capital	—	—	—	(3)	—		—
Total distributions	(9.39)	—	(0.91)		(0.62)		—
Paid-in capital from redemption fees	—	—	—		—	(3)	—
Net asset value, end of year	$5.83	$15.87	$12.74		$12.87		$11.92
Total Return	(5.56%)	24.57%	6.23%		14.56%		4.01%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.99%	1.24%	1.29	%(4)	1.41	%(4)	1.59%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21	%(4)	1.21	%(4)	1.21%
Net investment income (loss)	(1.18%)	(1.20%)	(0.25%)		0.13%		(1.21%)
Portfolio turnover rate	236.75%	11.15%	124.54	%(5)	15.91%		0.00	%(6)
Net assets, end of year (000’s)	$158	$200	$224		$375		$1

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(3)Less than $0.005 per share.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.28% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

(6)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the year ended October 31,					Period July 24, 2018* to October 31, 2018
	2022	2021	2020		2019
Net asset value, beginning of period	$15.68	$12.58	$12.82		$11.97	$12.44
Investment activities
Net investment income (loss)(1)	(0.10)	(0.29)	(0.06)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments(2)	(0.61)	3.39	0.70		1.52	(0.40)
Total from investment activities	(0.71)	3.10	0.64		1.47	(0.47)
Distributions
Net realized gain	(9.39)	—	(0.88)		(0.62)	—
Return of Capital	—	—	—	(3)	—	—
Total distributions	(9.39)	—	(0.88)		(0.62)	—
Paid-in capital from redemption fees	— (3)	—	—		—	—
Net asset value, end of period	$5.58	$15.68	$12.58		$12.82	$11.97
Total Return(4)	(6.38%)	24.64%	5.06%		13.62%	(3.78%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	2.36%	2.15%	2.20	%(6)	2.11%	2.94%
Expenses, net of waiver (Note 2)	1.95%	1.95%	1.96	%(6)	1.95%	1.98%
Net investment income (loss)	(1.87%)	(1.95%)	(0.50%)		(0.40%)	(2.00%)
Portfolio turnover rate(4)	236.75%	11.15%	124.54	%(7)	15.91%	0.00	%(8)
Net assets, end of period (000’s)	$461	$7	$1		$17	$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)Less than $0.005 per share.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(7)Significant increase in the portfolio turnover rate is due to ETF trading.

(8)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended October 31,						Period July 24, 2018* to October 31, 2018
	2022	2021	2020		2019
Net asset value, beginning of period	$16.34	$12.95	$13.02		$12.01		$12.44
Investment activities
Net investment income (loss)(1)	(0.05)	(0.11)	0.01		0.06		(0.03)
Net realized and unrealized gain (loss) on investments(2)	(0.59)	3.50	0.88		1.57		(0.40)
Total from investment activities	(0.64)	3.39	0.89		1.63		(0.43)
Distributions
Net investment income	—	—	(0.08)		—		—
Net realized gain	(9.39)	—	(0.88)		(0.62)		—	(3)
Total distributions	(9.39)	—	(0.96)		(0.62)		—
Net asset value, end of period	$6.31	$16.34	$12.95		$13.02		$12.01
Total Return(4)	(5.23%)	26.18%	7.03%		14.97%		(3.46%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.38%	0.80%	0.73	%(6)	0.96	%(6)	1.60%
Expenses, net of waiver (Note 2)	0.70%	0.70%	0.71	%(6)	0.71	%(6)	0.73%
Net investment income (loss)	(0.68%)	(0.70%)	0.09%		0.47%		(0.76%)
Portfolio turnover rate(4)	236.75%	11.15%	124.54	%(7)	15.91%		0.00	%(8)
Net assets, end of period (000’s)	$2	$1	$2		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)Less than $0.005 per share.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(7)Significant increase in the portfolio turnover rate is due to ETF trading.

(8)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the year ended October 31,
	2022	2021		2020		2019		2018
Net asset value, beginning of year	$13.88	$10.88		$11.47		$10.36		$10.25
Investment activities
Net investment income (loss)(1)	0.18	0.20		0.18		0.17		0.16
Net realized and unrealized gain (loss) on investments	(0.82)	3.44		(0.28)		1.45		0.40
Total from investment activities	(0.64)	3.64		(0.10)		1.62		0.56
Distributions
Net investment income	(0.17)	(0.20)		(0.16)		(0.18)		(0.15)
Net realized gain	(0.48)	(0.44)		(0.30)		(0.33)		(0.30)
Return of Capital	—	—		(0.03)		—		—
Total distributions	(0.65)	(0.64)		(0.49)		(0.51)		(0.45)
Paid-in capital from redemption fees	—	—	(2)	—		—		—
Net asset value, end of year	$12.59	$13.88		$10.88		$11.47		$10.36
Total Return	(4.77%)	34.02%		(0.72%)		16.02%		5.45%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.24%	1.21	%(3)	1.25	%(3)	1.40	%(3)	2.21%
Expenses, net of waiver (Note 2)	0.95%	0.96	%(3)	0.96	%(3)	0.96	%(3)	0.95%
Net investment income (loss)	1.36%	1.49%		1.67%		1.53%		1.55%
Portfolio turnover rate	128.88%	126.11%		169.87%		185.19%		205.91%
Net assets, end of year (000’s)	$38,485	$41,892		$33,271		$50,376		$21,603

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.20% and 0.95%, respectively for the year ended October 31, 2021 and 1.24% and 0.95%, respectively for the year ended October 31, 2020 and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the year ended October 31,
	2022	2021		2020		2019		2018
Net asset value, beginning of year	$13.86	$10.86		$11.45		$10.35		$10.23
Investment activities
Net investment income (loss)(1)	0.15	0.16		0.16		0.14		0.14
Net realized and unrealized gain (loss) on investments	(0.82)	3.45		(0.29)		1.45		0.40
Total from investment activities	(0.67)	3.61		(0.13)		1.59		0.54
Distributions
Net investment income	(0.14)	(0.17)		(0.13)		(0.16)		(0.12)
Net realized gain	(0.48)	(0.44)		(0.30)		(0.33)		(0.30)
Return of Capital	—	—		(0.03)		—		—
Total distributions	(0.62)	(0.61)		(0.46)		(0.49)		(0.42)
Paid-in capital from redemption fees	— (2)	—	(2)	—	(2)	—		—
Net asset value, end of year	$12.57	$13.86		$10.86		$11.45		$10.35
Total Return	(5.00%)	33.74%		(1.00%)		15.71%		5.28%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.64%	1.60	%(3)	1.65	%(3)	1.81	%(3)	2.56%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%
Net investment income (loss)	1.11%	1.23%		1.44%		1.29%		1.32%
Portfolio turnover rate	128.88%	126.11%		169.87%		185.19%		205.91%
Net assets, end of year (000’s)	$5,181	$5,519		$3,312		$3,676		$1,828

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.59% and 1.20%, respectively for the year ended October 31, 2021 and 1.64% and 1.20%, respectively for the year ended October 31, 2020 and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the year ended October 31,
	2022	2021		2020		2019		2018
Net asset value, beginning of year	$13.87	$10.88		$11.46		$10.36		$10.24
Investment activities
Net investment income (loss)(1)	0.15	0.16		0.16		0.14		0.14
Net realized and unrealized gain (loss) on investments	(0.82)	3.44		(0.28)		1.45		0.40
Total from investment activities	(0.67)	3.60		(0.12)		1.59		0.54
Distributions
Net investment income	(0.14)	(0.17)		(0.13)		(0.16)		(0.12)
Net realized gain	(0.48)	(0.44)		(0.30)		(0.33)		(0.30)
Return of Capital	—	—		(0.03)		—		—
Total distributions	(0.62)	(0.61)		(0.46)		(0.49)		(0.42)
Paid-in capital from redemption fees	—	—		—	(2)	—		—
Net asset value, end of year	$12.58	$13.87		$10.88		$11.46		$10.36
Total Return	(4.99%)	33.60%		(0.91%)		15.74%		5.29%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.47%	1.42	%(3)	1.48	%(3)	1.65	%(3)	2.42%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%
Net investment income (loss)	1.11%	1.26%		1.44%		1.28%		1.35%
Portfolio turnover rate	128.88%	126.11%		169.87%		185.19%		205.91%
Net assets, end of year (000’s)	$3,783	$4,352		$4,274		$4,568		$2,345

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.41% and 1.20%, respectively for the year ended October 31, 2021 and 1.47% and 1.20%, respectively for the year ended October 31, 2020 and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	For the year ended October 31,
	2022	2021		2020		2019		2018
Net asset value, beginning of year	$13.82	$10.83		$11.42		$10.34		$10.23
Investment activities
Net investment income (loss)(1)	0.05	0.07		0.08		0.06		0.07
Net realized and unrealized gain (loss) on investments	(0.82)	3.43		(0.28)		1.43		0.39
Total from investment activities	(0.77)	3.50		(0.20)		1.49		0.46
Distributions
Net investment income	(0.05)	(0.07)		(0.07)		(0.08)		(0.05)
Net realized gain	(0.48)	(0.44)		(0.30)		(0.33)		(0.30)
Return of Capital	—	—		(0.02)		—		—
Total distributions	(0.53)	(0.51)		(0.39)		(0.41)		(0.35)
Net asset value, end of year	$12.52	$13.82		$10.83		$11.42		$10.34
Total Return	(5.74%)	32.75%		(1.70%)		14.71%		4.48%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.15%	2.11	%(2)	2.17	%(2)	2.35	%(2)	3.08%
Expenses, net of waiver (Note 2)	1.95%	1.96	%(2)	1.96	%(2)	1.96	%(2)	1.95%
Net investment income (loss)	0.36%	0.51%		0.71%		0.54%		0.63%
Portfolio turnover rate	128.88%	126.11%		169.87%		185.19%		205.91%
Net assets, end of year (000’s)	$2,487	$2,725		$2,469		$1,699		$394

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.10% and 1.95%, respectively for the year ended October 31, 2021 and 2.16% and 1.95%, respectively for the year ended October 31, 2020 and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended October 31,							Period July 24, 2018* to October 31, 2018
	2022	2021		2020		2019
Net asset value, beginning of period	$13.91	$10.91		$11.48		$10.38		$10.65
Investment activities
Net investment income (loss)(1)	0.21	0.23		0.21		0.19		0.04
Net realized and unrealized gain (loss) on investments	(0.81)	3.44		(0.27)		1.45		(0.18)
Total from investment activities	(0.60)	3.67		(0.06)		1.64		(0.14)
Distributions
Net investment income	(0.20)	(0.23)		(0.18)		(0.21)		(0.04)
Net realized gain	(0.48)	(0.44)		(0.30)		(0.33)		(0.09)
Return of Capital	—	—		(0.03)		—		—
Total distributions	(0.68)	(0.67)		(0.51)		(0.54)		(0.13)
Net asset value, end of period	$12.63	$13.91		$10.91		$11.48		$10.38
Total Return(2)	(4.46%)	34.24%		(0.39%)		16.24%		(1.40%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.14%	1.11	%(4)	1.15	%(4)	1.34	%(4)	2.63%
Expenses, net of waiver (Note 2)	0.70%	0.71	%(4)	0.71	%(4)	0.70	%(4)	0.71%
Net investment income (loss)	1.61%	1.73%		1.94%		1.79%		1.55%
Portfolio turnover rate(3)	128.88%	126.11%		169.87%		185.19%		205.91%
Net assets, end of period (000’s)	$18,330	$19,917		$12,880		$12,940		$10,440

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.10% and 0.70%, respectively for the year ended October 31, 2021 and 1.14% and 0.70%, respectively for the year ended October 31, 2020 and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	Year ended October 31, 2022		Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$24.58		$20.00
Investment activities
Net investment income (loss)(1)	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	(11.87)		4.65
Total from investment activities	(11.94)		4.58
Distributions
Net investment income	(2.64)		—
Total distributions	(2.64)		—
Net asset value, end of period	$10.00		$24.58
Total Return(2)	(53.08%)		22.90%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	9.61	%(4)	22.98	%(4)
Expenses, net of waiver (Note 2)	1.07	%(4)	1.65	%(4)
Net investment income (loss)	(0.52%)		(1.60%)
Portfolio turnover rate(2)	231.67%		0.00%
Net assets, end of period (000’s)	$300		$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 9.59% and 1.05%, respectively for the year ended October 31, 2022 and 22.78% and 1.45%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	Year ended October 31, 2022		Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$24.55		$20.00
Investment activities
Net investment income (loss)(1)	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	(11.90)		4.64
Total from investment activities	(12.00)		4.55
Distributions
Net investment income	(2.56)		—
Total distributions	(2.56)		—
Paid-in capital from redemption fees	0.12		—
Net asset value, end of period	$10.11		$24.55
Total Return(2)	(52.75%)		22.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	9.70	%(4)	19.75	%(4)
Expenses, net of waiver (Note 2)	1.30	%(4)	1.90	%(4)
Net investment income (loss)	(0.75%)		(1.86%)
Portfolio turnover rate(2)	231.67%		0.00%
Net assets, end of period (000’s)	$256		$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 9.68% and 1.28%, respectively for the year ended October 31, 2022 and 19.55% and 1.70%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	Year ended October 31, 2022		Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$24.56		$20.00
Investment activities
Net investment income (loss)(1)	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	(11.83)		4.62
Total from investment activities	(11.90)		4.56
Distributions
Net investment income	(2.68)		—
Total distributions	(2.68)		—
Net asset value, end of period	$9.98		$24.56
Total Return(2)	(53.03%)		22.80%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	9.85	%(4)	21.74	%(4)
Expenses, net of waiver (Note 2)	0.96	%(4)	1.45	%(4)
Net investment income (loss)	(0.48%)		(1.40%)
Portfolio turnover rate(2)	231.67%		0.00%
Net assets, end of period (000’s)	$232		$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 9.83% and 0.94%, respectively for the year ended October 31, 2022 and 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*Inception date

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsOctober 31, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Cboe Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. Prior to February 28, 2022, 10% Buffer and 20% Buffer were known as Cboe Vest S&P 500® Buffer Strategy Fund and Cboe Vest S&P 500® Enhanced Growth Strategy Fund, respectively. On February 28, 2022, 10% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the Cboe S&P 500® Buffer Protect Index Balanced Series to seek to provide capital appreciation. On February 28, 2022, 20% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the Cboe S&P 500® Enhanced Growth Index Balanced Series to seek to provide investors with capital appreciation.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5, the Board has delegated day-to-day responsibility for oversight of

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

the valuation of each of the Fund’s assets to Cboe Vest Financial, LLC as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$1,260,308	$—	$—	$1,260,308
Call Options Purchased	—	341,300,745	—	341,300,745
Put Options Purchased	—	44,755,031	—	44,755,031
	$1,260,308	$386,055,776	$—	$387,316,084

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Call Options Written	$—	$(1,930,300)	$—	$(1,930,300)
Put Options Written	—	(21,666,588)	—	(21,666,588)
	$—	$(23,596,888)	$—	$(23,596,888)

20% Buffer
Assets
Money Market Fund	$602,211	$—	$—	$602,211
Call Options Purchased	—	24,913,517	—	24,913,517
Put Options Purchased	—	3,118,196	—	3,118,196
	$602,211	$28,031,713	$—	$28,633,924

Liabilities
Call Options Written	$—	$(361,456)	$—	$(361,456)
Put Options Written	—	(579,969)	—	(579,969)
	$—	$(941,425)	$—	$(941,425)

Dividend Aristocrats
Assets
Common Stocks	$68,282,643	$—	$—	$68,282,643
Money Market Fund	192,053	—	—	192,053
	$68,474,696	$—	$—	$68,474,696

Liabilities
Call Options Written	$(29,654)	—	$—	$(29,654)

Bitcoin
Money Market Fund	$597,216	$—	$—	$597,216
	$597,216	$—	$—	$597,216
Other Financial Instruments
Futures Contracts*	$39,010	$—	$—	$39,010

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of October 31, 2022, $2,723, $4,355, $37,915 and $125,898 were the cash deposits with brokers for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin respectively. There were no due to broker amounts for the Funds as of October 31, 2022.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2022, such reclassifications were due to the write off of net operating loss for 10% Buffer, 20% Buffer and Bitcoin, the utilization of earnings and profits distributed to shareholders on redemption of shares for 20% Buffer and Dividend Aristocrats, and capital gains from redemptions in-kind for 10% Buffer. Cboe Vest Cayman Subsidiary I, as a wholly owned subsidiary of the Bitcoin, is legally separate from the Bitcoin and is treated as an independent company for taxation purposes.

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Paid-in Capital	$45,214,924	$20,853,863	$113,928	$(746,872)
Distributable earnings	(45,214,924)	(20,853,863)	(113,928)	746,872

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Cboe Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any time. The Funds are subject to the requirements of Rule 18f-4 under the Investment Company Act of 1940 and have adopted policies and procedures to manage risks concerning their use of derivatives. The compliance date for Rule 18f-4 was August 19, 2022. The following are the derivatives held by each fund on October 31, 2022:

Fund	Derivative	Fair Value Asset Derivatives
10% Buffer	Purchased Options - Call	$341,300,745
	Purchased Options - Put	44,755,031
		$386,055,776	*

20% Buffer	Purchased Options - Call	$24,913,517
	Purchased Options - Put	3,118,196
		$28,031,713	*

Bitcoin	Futures Contracts	$39,010	***

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

Fund	Derivative	Fair Value Liability Derivatives
10% Buffer	Written Options – Call	$(1,930,300)
	Written Options – Put	(21,666,588)
		$(23,596,888)**

20% Buffer	Written Options – Call	$(361,456)
	Written Options – Put	(579,969)
		$(941,425)**

Dividend Aristocrats	Written Options – Call	$(29,654)**

*Statements of Assets and Liabilities location: Investments at fair value.

**Statements of Assets and Liabilities location: Options written, at fair value.

***Statements of Assets and Liabilities location: Unrealized appreciation of futures contracts.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the year ended October 31, 2022 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Purchased Options - Put	$(6,112,288)	$21,253,268
	Purchased Options - Call	(10,465,418)	(89,919,915)
		$(16,577,706)	$(68,666,647)

	Written Options – Put	$9,261,724	$(9,773,782)
	Written Options – Call	(1,360,994)	12,128,047
		$7,900,730	$2,354,265

20% Buffer	Purchased Options - Put	$295,234	$482,233
	Purchased Options - Call	36,007,252	(35,361,716)
		$36,302,486	$(34,879,483)

	Written Options – Put	$12,619	$269,989
	Written Options – Call	(7,248,791)	5,739,537
		$(7,236,172)	$6,009,526

Dividend Aristocrats	Purchased Options - Call	$(625)	$—
	Written Options - Call	$945,821	$5,957

Bitcoin	Futures Contracts	$(637,983)	$(106,981)

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased, options written, and futures contracts, respectively.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

The following indicates the average monthly volume for the year ended October 31, 2022 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Purchased Options	$610,200,210
	Written Options	(640,829,927)

20% Buffer	Purchased Options	24,385,098
	Written Options	(23,114,383)

Dividend Aristocrats	Written Options	(2,391,808)

Bitcoin	Futures Contracts	599,031

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

10% Buffer and 20% Buffer seek to achieve their investment objectives by investing a portion of their assets in an exchange traded fund (an “ETF”). The Funds may redeem their investments from the ETF at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. As of October 31, 2022, none of the Funds respective net assets were invested in the ETF.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Cboe Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Cboe Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Cboe Vest Cayman Subsidiary I is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Cboe Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Cboe Vest Cayman Subsidiary I was August 13, 2021. As of October 31, 2022, net assets of the Bitcoin Fund were $788,101, of which $165,063, or approximately 20.94%, represented the Bitcoin Fund’s ownership of the shares of the Cboe Vest Cayman Subsidiary I.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, and receives a monthly fee computed at an annual rate based on the daily net assets of each Fund. For Bitcoin Fund the fee is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the fee is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of the 10% Buffer, 20% Buffer and Dividend Aristocrats and 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70% of the 10% Buffer, 20% Buffer, Dividend Aristocrats and 0.89% for Bitcoin. Prior to December 8, 2021, the expense limit was 1.45% of the average daily net assets of Bitcoin Fund’s Institutional Class Shares and Investor Class Shares, and 1.25% of the average daily net assets of Bitcoin Fund’s Class Y Shares. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023 for 10% Buffer, 20% Buffer and Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the year ended October 31, 2022, the Adviser earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund		Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	0.73%	$2,402,257	$592,426	$—
20% Buffer	0.75%	106,733	72,336	—
Dividend Aristocrats	0.75%	540,363	239,970	—
Bitcoin	1.00%	9,032	9,032	68,860

The total amount of recoverable reimbursements as of October 31, 2022 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2023	2024	2025	Total
10% Buffer	$264,305	$442,883	$592,426	$1,299,614
20% Buffer	94,509	147,925	72,336	314,770
Dividend Aristocrats	207,065	193,606	239,970	640,641
Bitcoin	—	25,445	77,892	103,337

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to Foreside Fund Services. LLC (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

10% Buffer, 20% Buffer and Dividend Aristocrats have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, 10% Buffer, 20% Buffer and Dividend Aristocrats may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. Bitcoin has adopted a shareholder services plan with respect to its Investor Class and Institutional Class pursuant to which Bitcoin may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year ended October 31, 2022, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$166,538
10% Buffer	Investor	Shareholder servicing	32,373
10% Buffer	A	Shareholder servicing	4,795
10% Buffer	C	Shareholder servicing	5,149
10% Buffer	Investor	12b-1	49,412
10% Buffer	A	12b-1	9,834
10% Buffer	C	12b-1	41,841
20% Buffer	Institutional	Shareholder servicing	12,741
20% Buffer	Investor	Shareholder servicing	10,481
20% Buffer	A	Shareholder servicing	154
20% Buffer	C	Shareholder servicing	170
20% Buffer	Investor	12b-1	10,481
20% Buffer	A	12b-1	416
20% Buffer	C	12b-1	1,135
Dividend Aristocrats	Institutional	Shareholder servicing	41,301
Dividend Aristocrats	Investor	Shareholder servicing	13,571
Dividend Aristocrats	A	Shareholder servicing	3,273

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

Fund	Class	Type of Plan	Fees Incurred
Dividend Aristocrats	C	Shareholder servicing	317
Dividend Aristocrats	Investor	12b-1	13,571
Dividend Aristocrats	A	12b-1	10,178
Dividend Aristocrats	C	12b-1	27,015
Bitcoin	Institutional	Shareholder servicing	752
Bitcoin	Investor	Shareholder servicing	710
Bitcoin	Investor	12b-1	710

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the year ended October 31, 2022, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$139,375	$29,518	$119,703
20% Buffer	7,559	4,943	6,261
Dividend Aristocrats	31,832	8,615	27,339
Bitcoin	361	474	12,831

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the year ended October 31, 2022, were as follows:

Fund	Purchases	Sales
10% Buffer	$360,661,631	$288,866,289
20% Buffer	41,802,293	108,197,393
Dividend Aristocrats	90,975,179	90,183,585
Bitcoin	1,277,406	559,726

For the year ended October 31, 2022, in-kind transactions associated with redemptions for 10% Buffer were $140,761,956 and the related realized gains were $47,356,877.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

The tax character of distributions for the year ended October 31, 2022 and for the year/period ended October 31, 2021 were as follows:

	Year ended October 31, 2022
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$2,246,735	$141,833
Realized gains	—	3,286,994	1,261,299	—
	$—	$3,286,994	$3,508,034	$141,833

	Year/Period ended October 31, 2021
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$1,016,684	$—
Realized gains	—	—	2,274,015	—
Return of capital	143,930	—	—	—
	$143,930	$—	$3,290,699	$—

As of October 31, 2022, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (accumulated deficits)	$(2,269,331)	$(117,918)	$43,984	$(3,328)
Accumulated net realized gain (loss)	(29,696,677)	783,724	(363,232)	—
Net unrealized appreciation (depreciation)	(4,325,276)	169,848	8,579,262	—
	$(36,291,284)	$835,654	$8,260,014	$(3,328)

Under current tax law, late-year ordinary losses realized after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer late year ordinary losses as follows:

Fund
10% Buffer	$2,269,331
20% Buffer	117,918
Bitcoin	3,328

As of October 31, 2022, Dividend Aristocrats had a straddle loss deferral of $1,043,420. As of October 31, 2022; 10% Buffer had a capital loss carryforward of $29,696,677 of which $28,962,568 is considered short term and $734,109 is considered long term. These losses may be carried forward indefinitely. During the year ended October 31, 2022, 20% Buffer utilized capital loss carryforwards of $3,334,797 to reduce its distributable earnings for tax purposes.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

Cost of investments for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$368,044,472	$26,203,291	$(30,528,567)	$(4,325,276)
20% Buffer	27,522,651	1,791,142	(1,621,294)	169,848
Dividend Aristocrats	59,865,779	10,846,833	(2,267,571)	8,579,262
Bitcoin	597,216	—	—	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	7,649,213	335,009	78,714	146,592	11,835,940
Shares reinvested	—	—	—	—	—
Shares redeemed	(4,380,574)	(219,671)	(74,708)	(42,080)	(11,165,715)
Net increase (decrease)	3,268,639	115,338	4,006	104,512	670,225

10% Buffer
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,717,009	427,486	48,154	38,786	10,027,584
Shares reinvested	1,250	—	—	—	8,699
Shares redeemed	(5,018,754)	(638,828)	(32,178)	(37,129)	(6,469,959)
Net increase (decrease)	(300,495)	(211,342)	15,976	1,657	3,566,324

20% Buffer
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,921,836	451,539	3,245	82,559	28
Shares reinvested	285,971	213,812	18,373	2,079	133
Shares redeemed	(1,519,699)	(4,922,185)	(7,036)	(2,415)	—
Net increase (decrease)	3,688,108	(4,256,834)	14,582	82,223	161

20% Buffer
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	50,505	549,381	1,179	342	—
Shares redeemed	(311,183)	(531,943)	(6,213)	—	—
Net increase (decrease)	(260,678)	17,438	(5,034)	342	—

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

Dividend Aristocrats
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	688,950	74,434	3,823	24,422	147,753
Shares reinvested	144,222	18,493	14,274	6,273	73,014
Shares redeemed	(794,414)	(78,874)	(31,095)	(29,264)	(200,281)
Net increase (decrease)	38,758	14,053	(12,998)	1,431	20,486

Dividend Aristocrats
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	710,157	126,995	21,566	10,880	254,115
Shares reinvested	140,108	15,614	15,585	6,194	67,546
Shares redeemed	(889,864)	(49,297)	(116,341)	(47,750)	(71,320)
Net increase (decrease)	(39,599)	93,312	(79,190)	(30,676)	250,341

Bitcoin
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class Y
Shares sold	53,027	42,699	99
Shares reinvested	2,565	2,450	3,131
Shares redeemed	(37,461)	(22,119)	—
Net increase (decrease)	18,131	23,030	3,230

Bitcoin
	Period ended October 31, 2021
	Institutional Class	Investor Class	Class Y
Shares sold	11,864	2,327	19,999
Shares reinvested	—	—	—
Shares redeemed	—	—	—
Net increase (decrease)	11,864	2,327	19,999

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2022, Dividend Aristocrats had 20.69% of the value of its net assets invested in securities within the Industrial sector.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

NOTE 7 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Funds’ portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 8 – BITCOIN RISK

The following risk are specifically attributable to making investments in Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

•New Technology Adoption Risks. Investing in Bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

•Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

•Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatilty Strategy.

•Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

•Excess Supply Risks.  Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

•Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for US dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.

•Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

•Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork”

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2022

(i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.

•Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

NOTE 9 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser. At October 31, 2022, one shareholder owned 29% of the Bitcoin Fund’s outstanding shares.

NOTE 10 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, Dividend Aristocrats has made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	October 31, 2022	November 1, 2022	Net investment income	$34,072
Dividend Aristocrats	October 31, 2022	November 1, 2022	Short-term capital gain	216,245
Dividend Aristocrats	November 30, 2022	December 1, 2022	Net investment income	131,262
Dividend Aristocrats	November 30, 2022	December 1, 2022	Short-term capital gain	127,326

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Cboe Vest US Large Cap 10% Buffer Strategies Fund (formerly, Cboe Vest S&P 500® Buffer Strategy Fund), Cboe Vest US Large Cap 20% Buffer Strategies Fund (formerly, Cboe Vest S&P 500® Enhanced Growth Strategy Fund), Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Cboe Vest Bitcoin Strategy Managed Volatility Fund and Board of Trustees of World Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (including the consolidated statement of assets and liabilities, consolidated schedule of investments and consolidated schedule of futures contracts of Cboe Vest Bitcoin Strategy Managed Volatility Fund), of World Funds Trust comprising the funds listed below (the “Funds”), as of October 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Cboe Vest US Large Cap 10% Buffer Strategies Fund (formerly, Cboe Vest S&P 500® Buffer Strategy Fund), Cboe Vest US Large Cap 20% Buffer Strategies Fund (formerly, Cboe Vest S&P 500® Enhanced Growth Strategy Fund) and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019 and 2018
Cboe Vest Bitcoin Strategy Managed Volatility Fund	Consolidated for the year ended October 31, 2022	Consolidated for the year ended October 31, 2022 and for the period from August 13, 2021 (commencement of operations) through October 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 29, 2022

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national non-profit organization), since January 2022; Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008-2021.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the thirteen series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), 2013 to present.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September, 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present,
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 855-505-8378 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 855-505-8378 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, May 1, 2022, and held for the six months ended October 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/22	Ending Account Value 10/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/22
10% Buffer
Institutional Class Actual	$1,000.00	$986.87	0.95%	$4.76
Institutional Class Hypothetical**	$1,000.00	$1,020.42	0.95%	$4.84
Investor Class Actual	$1,000.00	$986.40	1.20%	$6.01
Investor Class Hypothetical**	$1,000.00	$1,019.16	1.20%	$6.11
Class A Actual	$1,000.00	$986.42	1.20%	$6.01
Class A Hypothetical**	$1,000.00	$1,019.16	1.20%	$6.11
Class C Actual	$1,000.00	$984.62	1.95%	$9.75
Class C Hypothetical**	$1,000.00	$1,015.38	1.95%	$9.91
Class Y Actual	$1,000.00	$987.61	0.70%	$3.51
Class Y Hypothetical**	$1,000.00	$1,021.68	0.70%	$3.57

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/22	Ending Account Value 10/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/22
20% Buffer
Institutional Class Actual	$1,000.00	$997.57	0.95%	$4.78
Institutional Class Hypothetical**	$1,000.00	$1,020.42	0.95%	$4.84
Investor Class Actual	$1,000.00	$995.85	1.20%	$6.04
Investor Class Hypothetical**	$1,000.00	$1,019.16	1.20%	$6.11
Class A Actual	$1,000.00	$996.56	1.20%	$6.04
Class A Hypothetical**	$1,000.00	$1,019.16	1.20%	$6.11
Class C Actual	$1,000.00	$993.75	1.96%	$9.80
Class C Hypothetical**	$1,000.00	$1,015.38	1.96%	$9.91
Class Y Actual	$1,000.00	$997.61	0.70%	$3.52
Class Y Hypothetical**	$1,000.00	$1,021.68	0.70%	$3.57
Dividend Aristocrats
Institutional Class Actual	$1,000.00	$983.69	0.95%	$4.75
Institutional Class Hypothetical**	$1,000.00	$1,020.42	0.95%	$4.84
Investor Class Actual	$1,000.00	$983.02	1.20%	$6.00
Investor Class Hypothetical**	$1,000.00	$1,019.16	1.20%	$6.11
Class A Actual	$1,000.00	$983.04	1.20%	$6.00
Class A Hypothetical**	$1,000.00	$1,019.16	1.20%	$6.11
Class C Actual	$1,000.00	$981.06	1.95%	$9.74
Class C Hypothetical**	$1,000.00	$1,015.38	1.95%	$9.91
Class Y Actual	$1,000.00	$984.36	0.70%	$3.50
Class Y Hypothetical**	$1,000.00	$1,021.68	0.70%	$3.57
Bitcoin
Institutional Class Actual	$1,000.00	$837.89	1.04%	$4.82
Institutional Class Hypothetical**	$1,000.00	$1,019.96	1.04%	$5.30
Investor Class Actual	$1,000.00	$837.48	1.29%	$5.97
Investor Class Hypothetical**	$1,000.00	$1,018.70	1.29%	$6.56
Class Y Actual	$1,000.00	$838.14	0.93%	$4.31
Class Y Hypothetical**	$1,000.00	$1,020.52	0.93%	$4.74

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Adviser:

Cboe Vest℠ Financial, LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102-5150

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(d) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $61,250 for 2022 and $44,250 for 2021.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,000 for 2022 and $12,000 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)       Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 9, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 9, 2023

* Print the name and title of each signing officer under his or her signature.